091-21028fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	August 31, 2013
Estimated average burden hours per response......	3.60

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SEC
Mail Processing
Section

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

JUL 20 2016

Washington DC
412

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. VelocityShares VIX Variable Long/Short ETN Linked to the S&P 500 VIX Futures Variable Long/Short Index-Short Term due July 18, 2046
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   LSVX
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

16019002

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Michael J. Cardin

Title:
Director
Member Regulation Department

Telephone Number:
312-663-2204

Manual Signature of Official Responsible for Form:
Michael J. Cardin

Date:
July 18, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 20 2016

SEC 2449 (6-01)

CHX | CHICAGO STOCK EXCHANGE

SEC
Mail Processing
Section
JUL 20 2016
Washington DC
412

RECEIVED
2016 JUL 20 PM 1:33
SEC / TM

July 18, 2016

By UPS

Claudette Ransom
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Form 19b-4(e) for exchange traded product

Dear Ms. Ransom:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded product:

LSVX	VelocityShares VIX Variable Long/Short ETN Linked to the S&P 500 VIX Futures Variable Long/Short Index-Short Term due July 18, 2046
BSWN	VelocityShares VIX Tail Risk ETN Linked to the S&P 500 VIX Futures Tail Risk Index-Short Term due July 18, 2046
XIVH	VelocityShares VIX Short Volatility Hedged ETN Linked to the S&P 500 VIX Futures Short Volatility Hedged Index-Short Term due July 18, 2046

If you have any questions about this filing, please contact the undersigned at (312) 663-2204 or Kevin Curtin at (312) 663-2252.

Sincerely,

Michael J. Cardin
Director
Member Regulation Department

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 20 2016

Enclosures